Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]

 Airstrip - 8% on a declining balance basis

 Building - straight line basis over its estimated useful life

 Computer and office equipment - 25% to 33 1/3% on a declining balance basis

 Exploration equipment - 30% on a declining balance basis

 Leasehold improvements - straight line basis over the shorter of the term of the lease and useful life